Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks (99.0%)
Aerospace & Defense (3.0%)
Parsons Corp. (a)	162,200	$5,440,188
Biotechnology (1.0%)
Voyager Therapeutics, Inc. (a)	165,000	1,760,550
Communications Equipment (26.4%) (d)
ADTRAN, Inc.	114,600	1,175,223
Cambium Networks Corp. (a)	770,000	12,989,900
Ciena Corp. (a)	5,000	198,450
EMCORE Corp. (a)	1,385,000	4,501,250
Infinera Corp. (a)	1,250,000	7,700,000
Inseego Corp. (a)	675,000	6,966,000
KVH Industries, Inc. (a)	800,000	7,208,000
ViaSat, Inc. (a)(b)	200,000	6,878,000
		47,616,823
Diversified Telecommunication Services (1.6%)
Vonage Holdings Corp. (a)	290,000	2,966,700
Electronic Equipment, Instruments & Components (8.8%)
Akoustis Technologies, Inc. (a)	550,000	4,488,000
Coherent, Inc. (a)	8,404	932,256
Frequency Electronics, Inc. (a)	156,429	1,581,497
II-VI, Inc. (a)	17,500	709,800
TTM Technologies, Inc. (a)	35,000	399,350
Vishay Intertechnology, Inc.	200,000	3,114,000
Vishay Precision Group, Inc. (a)	185,000	4,684,200
		15,909,103
Energy Equipment & Services (4.4%)
Aspen Aerogels, Inc. (a)	733,006	8,026,416
Food Products (0.0%)
Vital Farms, Inc. (a)	692	28,047
Health Care Equipment & Supplies (6.5%)
CryoLife, Inc. (a)	60,000	1,108,200
Inogen, Inc. (a)	160,000	4,640,000
Merit Medical Systems, Inc. (a)	40,000	1,740,000
Sientra, Inc. (a)	450,000	1,530,000
ViewRay, Inc. (a)	780,000	2,730,000
		11,748,200
Health Care Technology (0.1%)
American Well Corp. (a)	3,457	102,465
IT Services (5.5%)
BigCommerce Holdings, Inc. (a)	8,574	714,214
Limelight Networks, Inc. (a)	1,600,000	9,216,000
Rackspace Technology, Inc. (a)	1,650	31,829
		9,962,043
Life Sciences Tools & Services (3.2%)
Fluidigm Corp. (a)	780,000	5,795,400
Oil, Gas & Consumable Fuels (1.2%)
Navigator Holdings, Ltd. (a)	257,044	2,148,888
Semiconductors & Semiconductor Equipment (21.0%)
Advanced Energy Industries, Inc. (a)	10,000	629,400
AXT, Inc. (a)	1,675,000	10,251,000
Cohu, Inc.	251,383	4,318,760
MaxLinear, Inc. (a)	362,232	8,418,271
PDF Solutions, Inc. (a)	52,000	972,920
Photronics, Inc. (a)	789,724	7,865,651
Veeco Instruments, Inc. (a)	469,343	5,477,233
		37,933,235
Software (11.4%)
8x8, Inc. (a)	360,950	5,612,773
Alteryx, Inc. (a)	17,500	1,987,125
Duck Creek Technologies, Inc. (a)	7,170	325,733
FireEye, Inc. (a)	475,000	5,863,875
Mimecast Ltd. (a)	50,000	2,346,000
New Relic, Inc. (a)	10,000	563,600
Pluralsight, Inc. (a)	110,871	1,899,220
Sumo Logic, Inc. (a)	1,728	37,670
Zuora, Inc. (a)	185,000	1,912,900
		20,548,896
Technology Hardware, Storage & Peripherals (4.9%)
Intevac, Inc. (a)	1,050,000	5,785,500
Super Micro Computer, Inc. (a)	90,000	2,376,000
Western Digital Corp.	20,000	731,000
		8,892,500
Total Common Stocks
(Cost $155,315,141)		$178,879,454

Short-Term Investments (0.8%)
Money Market Fund (0.8%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% (c)
(Cost $1,501,201)	1,501,201	1,501,201

Total Investments (99.8%)
(Cost $156,816,342)		180,380,655
Other Assets in Excess of Liabilities (0.2%)		332,640
Net Assets (100.0%)		$180,713,295

Percentages are stated as a percent of net assets.
Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $2,063,400.
(c)	Rate shown is the seven-day yield as of September 30, 2020.
(d)	As of September 30, 2020, the Fund had a significant portion of its assets invested in Communications Equipment.

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	100.0%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 0.8%